Additional disclosures to financial instruments - Loans (Details) € in Thousands				1 Months Ended		12 Months Ended
	Nov. 01, 2018 shares	Dec. 22, 2017 EUR (€) shares	Nov. 09, 2017 EUR (€) tranche	Jun. 30, 2020 EUR (€) shares	Apr. 30, 2019 EUR (€) item	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) item	Dec. 31, 2018 EUR (€)	May 29, 2020	Mar. 31, 2020 EUR (€)	Dec. 31, 2016 EUR (€)	Feb. 29, 2016 EUR (€)
Additional disclosures to financial instruments
Face value						€ 27,336	€ 22,732
Carrying amount						26,266	21,156
Cash collateral						2,000	2,000
Proceeds from issuance of long-term debt						€ 5,000	529	€ 1,639
Increase in shares issued (in shares) | shares						4,836,000
Property
Additional disclosures to financial instruments
Assets as collateral to bank						€ 15,000	5,000
Machinery
Additional disclosures to financial instruments
Assets as collateral to bank						€ 1,104	1,618
Kreissparkasse Augsburg, Germany
Additional disclosures to financial instruments
Cash collateral							2,000
Amount to be pledged to lender on failure to meet ability to service debt ratio							€ 2,000
Number of 3D printers serving as collateral | item							3
Secured Bank Loan, 2.47%
Additional disclosures to financial instruments
Nominal interest rate						2.47%						2.47%
Face value						€ 2,000	€ 2,000					€ 2,000
Carrying amount						€ 1,695	1,774
Secured Bank Loan, 2.72%
Additional disclosures to financial instruments
Nominal interest rate						2.72%						2.72%
Face value						€ 1,000	1,000					€ 1,000
Carrying amount						€ 848	887
Secured Bank Loan, 1.75%
Additional disclosures to financial instruments
Nominal interest rate						1.75%						1.75%
Face value						€ 1,000	1,000					€ 1,000
Carrying amount						€ 887	899
Secured Bank Loan, 2.42%
Additional disclosures to financial instruments
Nominal interest rate						2.42%					2.42%
Face value						€ 500	500				€ 500
Carrying amount						€ 429	448
Secured Bank Loan, 2.73%
Additional disclosures to financial instruments
Nominal interest rate						2.73%					2.73%
Face value						€ 500	500				€ 500
Carrying amount						€ 472	446
Secured Bank Loan, 2.49%
Additional disclosures to financial instruments
Nominal interest rate					2.49%	2.49%
Face value					€ 500	€ 500	500
Carrying amount						€ 332	429
Number of 3D printers serving as collateral | item					2
Maturity term					5 years
Secured bank loan, 3.27%
Additional disclosures to financial instruments
Nominal interest rate						3.27%
Face value						€ 800	800
Carrying amount							73
Secured Bank Loan, 2.29%
Additional disclosures to financial instruments
Nominal interest rate						2.29%
Face value						€ 700	700
Carrying amount						€ 110	254
Secured Bank Loan, 2.35%
Additional disclosures to financial instruments
Nominal interest rate						2.35%
Face value						€ 1,000	1,000
Carrying amount						€ 70	278
Secured Bank Loan, 2.48%
Additional disclosures to financial instruments
Nominal interest rate						2.48%
Face value						€ 675	675
Carrying amount						€ 238	376
Unsecured Bank Loan, 3.92%
Additional disclosures to financial instruments
Nominal interest rate						3.92%
Face value						€ 29	29
Carrying amount						€ 24	24
Unsecured Bank Loan, 2.90%
Additional disclosures to financial instruments
Nominal interest rate						2.90%
Face value						€ 40	40
Carrying amount						€ 10	17
Secured Bank Loan, 0.00%
Additional disclosures to financial instruments
Nominal interest rate						0.00%
Face value						€ 10,000	10,000
Carrying amount						€ 12,549	11,641
Secured Bank Loan, 12.00%
Additional disclosures to financial instruments
Nominal interest rate						12.00%
Face value						€ 5,000
Carrying amount						5,478
Lease liability
Additional disclosures to financial instruments
Face value						3,592	3,988
Carrying amount						€ 3,124	3,610
Lease liability | Minimum
Additional disclosures to financial instruments
Nominal interest rate						1.60%
Lease liability | Maximum
Additional disclosures to financial instruments
Nominal interest rate						9.30%
European Investment Bank
Additional disclosures to financial instruments
Assets as collateral to bank										€ 10,000
Maximum borrowing capacity			€ 25,000
Number of tranches | tranche			3
Maximum borrowing to total research and development and manufacturing capital expenditures (as a percent)			50.00%
Current debt							€ 10,000
European Investment Bank | PIK interest rate
Additional disclosures to financial instruments
Nominal interest rate									5.00%
European Investment Bank | Fixed interest rate
Additional disclosures to financial instruments
Nominal interest rate									7.00%
EIB-Tranche one
Additional disclosures to financial instruments
Nominal interest rate			0.00%
Proceeds from issuance of long-term debt		€ 10,000
Maturity term		5 years
Maximum borrowing capacity			€ 10,000
Increase in shares issued (in shares) | shares	254,527	195,790
Expiration term		10 years
EIB-Tranche two
Additional disclosures to financial instruments
Nominal interest rate			7.00%
Face value				€ 5,000
Proceeds from issuance of long-term debt				€ 5,000
Maturity term				5 years
Maximum borrowing capacity			€ 8,000
Increase in shares issued (in shares) | shares				404,928
Expiration term				10 years
EIB-Tranche three
Additional disclosures to financial instruments
Nominal interest rate			3.00%
Maximum borrowing capacity			€ 7,000